SHAREHOLDERS' EQUITY	6 Months Ended
Jun. 30, 2023
SHAREHOLDERS' EQUITY [Abstract]
SHAREHOLDERS' EQUITY
NOTE 6:-	SHAREHOLDERS' EQUITY

a.	Issuance of Shares:

On June 14, 2018, the Company entered into an agreement in connection with a registered direct offering (the “Offering”) of an aggregate of 5,316,457 Ordinary Shares (the “RD Shares”) of the Company at a purchase price of $3.95 per RD Share. In connection with the issuance of the RD Shares, the Company also issued warrants to purchase an aggregate of up to 4,253,165 additional Ordinary Shares (the “Warrants”). The Warrants were exercisable at a price of $4.74 per Ordinary Share and had a term of five years from the date of issuance. The Offering was made pursuant to the Company’s Registration Statement. Proceeds from the Offering were $19,767 (net of $1,233 issuance expenses).

During the period from January 1, 2021 through June 30, 2023, warrants to purchase an aggregate of 3,955,696 Ordinary Shares were exercised with proceeds of approximately $18,750, and the remaining warrants to purchase up to 297,469 Ordinary Shares expired in June 2023.

On October 10, 2018, the Company entered into a Master Clinical Trial Collaboration Agreement with Bristol Myers Squibb to evaluate the safety and tolerability of the Company’s COM701 in combination with Bristol Myers Squibb’s PD-1 immune checkpoint inhibitor Opdivo® (nivolumab), in patients with advanced solid tumors. In conjunction with the Master Clinical Agreement, Bristol Myers Squibb made a $12,000 equity investment in the Company.

Under the terms of the securities purchase agreement, Bristol Myers Squibb purchased 2,424,243 ordinary shares of the Company at a purchase price of $4.95 per share. The share price represented a 33% premium over the average closing price of the Company’s ordinary shares for twenty (20) Nasdaq trading days prior to the execution of the securities purchase agreement. The investment closed on October 12, 2018.

The premium over the fair market value in the amount of $4,121 represents the relative fair value of deferred participation of Bristol Myers Squibb in R&D expenses which are amortized over the period of the clinical trial based on the progress in the R&D, in accordance with ASC 808 “Collaborative Arrangements” and $7,788 (net of $91 issuance expenses) were considered equity investment.

In conjunction with the signing of the amendment to the Master Clinical Agreement in November 2021, Bristol Myers Squibb made a $20,000 investment in the Company, purchasing 2,332,815 ordinary shares of the Company at a purchase price of $8.57333 per share. The share price represented a 33% premium over the closing price of Company’s ordinary shares on the last Nasdaq trading day immediately prior to the execution of the securities purchase agreement.

The premium over the fair market value in the amount of $5,000 represents the relative fair value of deferred participation of Bristol Myers Squibb in R&D expenses (which are amortized over the period of the clinical trial, based on the progress in the R&D, in accordance with ASC 808 “Collaborative Arrangements”) and $14,958 (net of $42 issuance expenses) were considered equity investment.

In March 2020, the Company entered into an underwriting agreement with SVB Leerink LLC and Stifel, Nicolaus & Company, Incorporated, as representatives of the several underwriters relating to the issuance and sale in a public offering of 8,333,334 of the Company’s ordinary shares at a price to the public of $9.00 per share (and a price of $8.46 per share to the underwriters). Such shares were issued on March 16, 2020. In addition, the Company granted the underwriters a 30-day option to purchase additional ordinary shares at the price set forth above. On April 14, 2020, the Company issued and sold, pursuant to that underwriting agreement an additional 483,005 ordinary shares pursuant to the underwriters’ option specified above. The Company sold a total of 8,816,339 ordinary shares in the offering with proceeds of $74,147 (net of $5,200 issuance expenses).

On January 31, 2023, the Company entered into a Sales Agreement with Leerink Partners LLC (previously known as SVB Securities LLC) (“Leerink Partners”), as sales agent, pursuant to which the Company may offer and sell, from time to time through Leerink Partners, its ordinary shares through an “at the market offering” (ATM). The offer and sale of our ordinary shares, if any, will be made pursuant to the Company’s shelf registration statement on Form F-3, as supplemented by a prospectus supplement. Pursuant to the applicable prospectus supplement, the Company may offer and sell up to $50,000 of its ordinary shares. As of June 30, 2023, 1,609,123 shares were issued and sold through the ATM, with proceeds of approximately $1,154 (net of $458 issuance expenses).

b.	Share option plan:

During the six-month period ended June 30, 2023, the Company’s Board of Directors granted 19,500 options to purchase ordinary shares of the Company to employees. The exercise prices for such options range from $0.67 to $1.06 per share, with vesting to occur in up to four years.

The following table presents the assumptions used to estimate the fair value of the options granted in the periods presented:

	Six months ended June 30,
	2023	2022
	Unaudited

Volatility	75.9%-76.4%	69.4%-72.0%
Risk-free interest rate	3.3%-4.2%	1.5%-3.0%
Dividend yield	0%	0%
Expected life (years)	5.0-5.1	5.0-5.4

Weighted average fair value of options granted during the six-month periods ended June 30, 2023 and 2022 were $0.53 and $1.94, respectively.

During the six-month periods ended June 30, 2023 and 2022, the Company recorded share based compensation related to stock options in a total amount of $1,782 and $2,092, respectively.

As of June 30, 2023, the total unrecognized estimated compensation cost related to non-vested stock options granted prior to that date was $6,267 which is expected to be recognized over a weighted average period of approximately 2.08 years.

For the six months ended June 30, 2023 and 2022, the total weighted average number of shares related to outstanding options and warrants excluded from the calculations of diluted net loss per share were 7,460,568 and 8,504,958, respectively.

c.	Employee Stock Purchase Plan:

The Company selected the Black-Scholes-Merton option-pricing model as the most appropriate fair value method for its share-option awards and Employee Share Purchase Plan (“ESPP”).

As of June 30, 2023 and since its adoption, 275,854 Ordinary Shares had been purchased under the ESPP and 324,146 Ordinary Shares were available for future issuance under the ESPP.

The following table presents the assumptions used to estimate the fair value of ESPP granted in the periods presented:

	Six months ended June 30,
	2023	2022
	Unaudited

Volatility	-	65%-70%
Risk-free interest rate	-	0.1%-1.7%
Dividend yield	-	0%
Expected life (years)	-	0.5

During the six-month periods ended June 30, 2023 and 2022, the Company recorded ESPP compensation in a total amount of $0 and $97.